Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

DWS Equity 500 Index Fund

DWS Equity 500 Index VIP

DWS S&P 500 Index Fund

The following replaces similar disclosure in the "PRINCIPAL INVESTMENT STRATEGY" section of each fund's summary prospectus and within the summary section and the "FUND DETAILS" section of each fund's prospectus:

Under normal circumstances, the S&P 500® Index is rebalanced quarterly on the third Friday of March, June, September and December. The fund rebalances its portfolio in accordance with the S&P 500® Index, and, therefore, any changes to the S&P 500® Index's rebalance schedule will result in corresponding changes to the fund's rebalance schedule.

The following replaces "Indexing risk" in the "MAIN RISKS" section of each fund's summary prospectus and within the summary section and the "FUND DETAILS" section of each fund's prospectus:

Indexing risk. An index fund's performance may not exactly replicate the performance of its target index. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the index. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time. Market disruptions and regulatory restrictions could have an adverse effect on the fund's ability to adjust its exposure to the required levels in order to track the index. Market disruptions could also cause delays in the index's rebalancing schedule. During any such delay, it is possible that the index and, in turn, the fund will deviate from the index's stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

DEUTSCHE DWS INVESTMENTS VIT FUNDS | DWS Equity 500 Index VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

DWS Equity 500 Index Fund

DWS Equity 500 Index VIP

DWS S&P 500 Index Fund

The following replaces similar disclosure in the "PRINCIPAL INVESTMENT STRATEGY" section of each fund's summary prospectus and within the summary section and the "FUND DETAILS" section of each fund's prospectus:

Under normal circumstances, the S&P 500® Index is rebalanced quarterly on the third Friday of March, June, September and December. The fund rebalances its portfolio in accordance with the S&P 500® Index, and, therefore, any changes to the S&P 500® Index's rebalance schedule will result in corresponding changes to the fund's rebalance schedule.

The following replaces "Indexing risk" in the "MAIN RISKS" section of each fund's summary prospectus and within the summary section and the "FUND DETAILS" section of each fund's prospectus:

Indexing risk. An index fund's performance may not exactly replicate the performance of its target index. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the index. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time. Market disruptions and regulatory restrictions could have an adverse effect on the fund's ability to adjust its exposure to the required levels in order to track the index. Market disruptions could also cause delays in the index's rebalancing schedule. During any such delay, it is possible that the index and, in turn, the fund will deviate from the index's stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

DEUTSCHE DWS INSTITUTIONAL FUNDS | DWS S and P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

DWS Equity 500 Index Fund

DWS Equity 500 Index VIP

DWS S&P 500 Index Fund

The following replaces similar disclosure in the "PRINCIPAL INVESTMENT STRATEGY" section of each fund's summary prospectus and within the summary section and the "FUND DETAILS" section of each fund's prospectus:

Under normal circumstances, the S&P 500® Index is rebalanced quarterly on the third Friday of March, June, September and December. The fund rebalances its portfolio in accordance with the S&P 500® Index, and, therefore, any changes to the S&P 500® Index's rebalance schedule will result in corresponding changes to the fund's rebalance schedule.

The following replaces "Indexing risk" in the "MAIN RISKS" section of each fund's summary prospectus and within the summary section and the "FUND DETAILS" section of each fund's prospectus:

Indexing risk. An index fund's performance may not exactly replicate the performance of its target index. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the index. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time. Market disruptions and regulatory restrictions could have an adverse effect on the fund's ability to adjust its exposure to the required levels in order to track the index. Market disruptions could also cause delays in the index's rebalancing schedule. During any such delay, it is possible that the index and, in turn, the fund will deviate from the index's stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

DEUTSCHE DWS INSTITUTIONAL FUNDS | DWS Equity 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

DWS Equity 500 Index Fund

DWS Equity 500 Index VIP

DWS S&P 500 Index Fund

The following replaces similar disclosure in the "PRINCIPAL INVESTMENT STRATEGY" section of each fund's summary prospectus and within the summary section and the "FUND DETAILS" section of each fund's prospectus:

Under normal circumstances, the S&P 500® Index is rebalanced quarterly on the third Friday of March, June, September and December. The fund rebalances its portfolio in accordance with the S&P 500® Index, and, therefore, any changes to the S&P 500® Index's rebalance schedule will result in corresponding changes to the fund's rebalance schedule.

The following replaces "Indexing risk" in the "MAIN RISKS" section of each fund's summary prospectus and within the summary section and the "FUND DETAILS" section of each fund's prospectus:

Indexing risk. An index fund's performance may not exactly replicate the performance of its target index. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the index. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time. Market disruptions and regulatory restrictions could have an adverse effect on the fund's ability to adjust its exposure to the required levels in order to track the index. Market disruptions could also cause delays in the index's rebalancing schedule. During any such delay, it is possible that the index and, in turn, the fund will deviate from the index's stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.